Business Combination (Tables)	6 Months Ended
Jun. 30, 2019
Business Combination [Abstract]
Schedule of total purchase price paid

		As of June 12, 2019
		(Unaudited)
		U.S. dollars in thousands
Purchase price:
Share consideration calculation:
Company's market price per share	$0.05137
Number of shares to be issued	69,461,737
Share consideration		3,568
Cash consideration		5,820
Contingent consideration		2,008
Total purchase price		11,396

Schedule of fair values of identifiable assets and liabilities

As of June 12, 2019
(Unaudited)
U.S. dollars in thousands
The fair values of the identifiable assets and liabilities:
Cash and cash equivalents	79
Trade accounts receivable	130
Other accounts receivable	175
Property, plant and equipment	14
Right of use assets	405
Servers	199
Technology and supplier relations	4,651
Customer relations	259
Short-term loan	(24)
Trade accounts payable	(170)
Other accounts payable	(343)
Contract liabilities	(99)
lease liabilities	(443)
Deferred taxes liabilities	(1,026)
Total identifiable net assets at fair value	3,807
Goodwill	7,589
Total purchase price	11,396